Prepaid Expenses and Other Assets, Current (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 41,517	$ 24,711
Prepayments	8,251	10,206
VAT receivable	1,309	3,124
Lease receivables from terminations	0	1,237
Other asset	545	0
Lease deposits receivable	544	0
Grant income receivable	281	414
Other receivable	10,660	199
Deferred cost	1,300	3,008
Total prepaid expenses and other current assets	$ 64,407	$ 42,899